Taxation	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Taxation	5. Taxation
The tax rate in the income statement was a charge of 18.1% for the six months to 30 June 2025 (30 June 2024: 18.6%). The
Group’s tax rate is affected by the impact of the adjusting items referred to on pages 24 to 27 and by the inclusion of the share of associates and joint ventures post-tax profit in the Group’s pre-tax results.
Adjusting items in the six months ended 30 June 2025 included £66 million (30 June 2024: £36 million) mainly reflecting the revaluation of deferred tax liabilities arising on trademarks recognised in the Reynolds American acquisition in 2017 due to changes in applicable U.S. state tax rates and apportionment factors.
The adjusting tax item also includes £29 million (30 June 2024: £151 million) in respect of the taxation on other adjusting items, which are described on pages 24 to 27.
Refer to page 35 for the FII GLO update.
As the above items are not reflective of the ongoing business, they have been recognised as adjusting items within taxation. All of the adjustments noted above have been included in the adjusted earnings per share calculation on page 29.
Excluding these, the Group’s underlying tax rate for subsidiaries reflected in the adjusted earnings per share on page 29 was
24.4% for the six months to 30 June 2025 (30 June 2024: 24.4%).
A full reconciliation from taxation on ordinary activities to the underlying tax rate is provided on page 54.
The Group has applied the mandatory exemption to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes in accordance with IAS 12 Income Taxes.